OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 21,132	$ 83,314
Intangible Assets Accumulated Amortization	13,533	41,905
Other intangible assets, net	7,599	41,409
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	11,804	19,344
Intangible Assets Accumulated Amortization	$ 7,756	9,889
Finite-Lived Intangible Asset, Useful Life	4 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 8,080	62,585
Intangible Assets Accumulated Amortization	$ 5,475	31,543
Finite-Lived Intangible Asset, Useful Life	4 years 6 months
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 1,248	1,385
Intangible Assets Accumulated Amortization	$ 302	$ 473
Finite-Lived Intangible Asset, Useful Life	7 years 6 months